Financial Instruments and Risk Management	12 Months Ended
Jun. 30, 2022
19. Financial Instruments and Risk Management

19. Financial Instruments and Risk Management

Financial instruments are exposed to certain financial risks, which may include liquidity risk, credit risk, interest rate risk, commodity price risk, and currency risk:

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. Liquidity risk arises from the Company’s financial obligations and in the management of its assets, liabilities, and capital structure.

In managing liquidity, the Company’s primary objective is to ensure the entity can continue as a going concern while obtaining sufficient funding to meet its obligations as they come due. The Company manages this risk by regularly evaluating its liquid financial resources to fund current and long-term obligations and to meet its capital commitments in a cost-effective manner. The main factors that affect liquidity include working capital requirements, capital-expenditure requirements, and equity capital market conditions. The Company’s liquidity requirements are met through a variety of sources, including cash and cash equivalents and equity capital markets.

None of the Company’s obligations have contractual maturities over the next 12 months, except the following:

•	Accounts payable and accrued liabilities, which are generally due within 30 days.
•	Minimum Repayments under the royalty agrement, which can each be deferred by 12 months.
•	Warrant derivative liabilities, which are expected to be settled upon the exercise or expiration of the underlying common share purchase warrants.

As of June 30, 2022, the Company had cash and cash equivalents of $9,793,253 (June 30, 2021: $22,437,086) to settle current liabilities of $2,643,441 (June 30, 2021: $1,348,987), which amount excludes the $21,689,490 of warrant derivative liabilities (June 30, 2021: $45,380,933) that are expected to be settled upon the exercise or expiration of the underlying common share purchase warrants. As a result, the Company is not currently exposed to liquidity risk but may become exposed if additional working capital funding is not obtained to cover general and administrative costs, technical studies, and general working capital requirements over the next 12 months.

Credit risk

The Company does not have commercial customers and therefore does not have credit risk related to amounts receivables. The Company has credit risk arising from amounts classified as loans to officers. The Company has credit risk arising from the potential from counterparty default on cash and cash equivalents held on deposit with financial institutions. The Company manages this risk by ensuring that deposits are only held with large Canadian banks and financial institutions, whereas any offshore deposits are held with reputable financial institutions.

Interest rate risk

This is the sensitivity of the fair value or of the future cash flows of a financial instrument to changes in interest rates. The Company does not have any financial assets or liabilities that are subject to variable interest rates.

Commodity price risks

This is the sensitivity of the fair value of, and future cash flows generated from, mineral assets. The Company manages this risk by monitoring mineral prices and commodity price trends to determine the appropriate timing for funding the exploration or development of its mineral assets, or for the acquisition or disposition of mineral assets. Graphite is not a commodity product and therefore does not have an established forward pricing or futures market. The Company does not have any mineral assets at the development or production stage carried at historical cost. The Company has expensed the acquisition and exploration costs of its exploration stage mineral assets.

Currency risk

This is the sensitivity of the fair value or of the future cash flows of financial instruments to changes in foreign exchange rates. The Company transacts in currencies other than the US dollar, including the Canadian dollar, the Madagascar Ariary and the South African Rand. The Company purchases services and has certain salary commitments in those foreign currencies. The Company also has monetary and financial instruments that may fluctuate due to changes in foreign exchange rates. Derivative financial instruments are not used to reduce exposure to fluctuations in foreign exchange rates. The Company is not sensitive to foreign exchange exposure since it has not made commitments to deliver products quoted in foreign currencies. Due to construction activities related to the Molo Graphite Mine, the Company is increasing its sensitivity to foreign exchange risk arising from the translation of the financial statements of subsidiaries with a functional currency other than the US dollar whereby changes in certain assets, liabilities and equity are measured through other comprehensive income.

As of June 30, 2022, the Company estimated that a 10% decrease of the USD versus foreign exchange rates would result in a gain of $68,224 (June 30, 2021: gain of $1,463).

	As at	As at
	June 30,	June 30,
	2022	2021
Cash and cash equivalents (CAD)	$1,341,893	$1,011,996
Cash and cash equivalents (MGA)	62,433	$1,698
Amounts receivable (CAD)	319,555	73,707
Amounts receivable (MGA)	61,234	26
Accounts payable and accrued liabilities (CAD)	(124,023)	(137,329)
Accounts payable and accrued liabilities (MGA)	(203,028)	(30,574)
Accounts payable and accrued liabilities (ZAR)	(48,773)	-
Accounts payable and accrued liabilities (EUR)	-	(166,869)
Provisions (CAD)	(727,051)	(738,022)
Net foreign exchange exposure in USD	$682,240	14,633
Impact of 10% change in foreign exchange rates	$68,224	1,463